Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Process for Approval of Stock Option Awards
The CHCM Committee approves stock option awards to eligible employees, including named executive officers, on an annual basis following its regularly scheduled meeting held in March. In addition, on a quarterly basis following its regularly scheduled meetings, the CHCM Committee approves stock option awards for eligible employees who are hired or promoted following the annual equity awards or who are selected to receive a special equity award, typically for retention purposes. At each regularly scheduled quarterly meeting, the CHCM Committee discusses the eligible employees and the recommended stock option award values and, when a change to the terms of the form of award agreement is recommended, terms and conditions of the awards. However, to ensure the absence of any material, non-public information at the time of a stock option award, the CHCM Committee approves the stock option awards each quarter via action by unanimous written consent at the earliest possible date after the quarterly meeting that falls either more than four business days before or more than one business day after our public disclosure of any material non-public information. We do not time the disclosure of material non-public information for the purpose of affecting the value of employee compensation.

Award Timing Method	the CHCM Committee approves the stock option awards each quarter via action by unanimous written consent at the earliest possible date after the quarterly meeting that falls either more than four business days before or more than one business day after our public disclosure of any material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information for the purpose of affecting the value of employee compensation.
MNPI Disclosure Timed for Compensation Value	false